PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment		$ 3,156,992		$ 596,464
Depreciation expenses		123,615	$ 24,754
Goodwill		$ 2,100,374		2,100,374		$ 2,100,374
White River Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets				0	$ 0
Property plant and equipment				596,464	612,902
Proceeds from sale of property plant and equipment	$ 2,500
Depreciation expenses				33,438	24,214
Goodwill				$ 2,100,374	$ 2,100,374
White River Holdings Corp [Member] | Trucks [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	5,447
White River Holdings Corp [Member] | New Trucks [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,532